Note 16 - Interest and Finance Costs (Tables)	12 Months Ended
Dec. 31, 2013
Interest And Finance Costs [Abstract]
Schedule of Interest and Finance Costs [Table Text Block]
Interest and Finance Costs	Year Ended December 31,
	2011	2012	2013
Interest on debt (Note 10)	10,068	7,240	4,644
Bank charges	16	297	964
Amortization and write-off of financing fees	2,234	1,437	1,835
Amortization of debt discount	3,965	371	-
Total	16,283	9,345	7,443